Other Borrowed Money	12 Months Ended
Dec. 31, 2011
Other Borrowed Money [Abstract]
Other Borrowed Money
(13) Other Borrowed Money

Other borrowed money at December 31 is summarized as follows:

	2011	2010

Federal Home Loan Bank Advances	$71,000,000	$71,000,000
Other Secured Borrowing	-	4,076,010

	$71,000,000	$75,076,010

Advances from the Federal Home Loan Bank (FHLB) have maturities ranging from 2012 to 2019 and interest rates ranging from 3.17 percent to 4.75 percent.  As collateral on the outstanding FHLB advances, the Company has provided a blanket lien on its portfolio of qualifying residential first mortgage loans and commercial loans.  In addition, the Company has pledged certain available-for-sale investment securities with carrying values at December 31, 2011 of approximately $36,047,000 as additional collateral, as well as cash balances held on deposit with the FHLB.  At December 31, 2011 the Company had remaining credit availability from the FHLB of approximately $100,440,000.  The Company may be required to pledge additional qualifying collateral in order to utilize the full amount of the remaining credit line.

Secured borrowings represent the transfer of the guaranteed portion of SBA loans at a premium in which the Company was obligated by the SBA to refund the premium to the “purchaser” if the loan was repaid within 90 days of the transfer.  Under current accounting standards, this premium refund obligation was a form of recourse, which means that the transferred guaranteed portion of the loan does not meet the definition of a “participating interest” for the 90-day period that the premium refund obligation existed.  As a result, the transfer was accounted for as a secured borrowing during this period.  Effective     February 15, 2011, all loans submitted for secondary market sales eliminated the warranty or the 90-day recourse period and the premium began to be recognized at the time of the sale.

The aggregate stated maturities of other borrowed money at December 31, 2011 are as follows:

Year	Amount

2012	$41,000,000
2013	-
2014	-
2015	-
2016 and Thereafter	30,000,000

$71,000,000

The Company also has available federal funds lines of credit with various financial institutions totaling $43,000,000, of which there were none outstanding at December 31, 2011.

In addition, the Company has the ability to borrow funds from the Federal Reserve Bank (FRB) of Atlanta utilizing the discount window.  The discount window is an instrument of monetary policy that allows eligible institutions to borrow money from the FRB on a short-term basis to meet temporary liquidity shortages caused by internal or external disruptions.  At December 31, 2011, the Company had approximately $6.4 million of borrowing capacity available under this arrangement, with no outstanding balances.  Certain available-for-sale investment securities totaling approximately $6.5 million were pledged as collateral under this agreement.